CONSOLIDATED BALANCE SHEETS - Southwest - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Regulated operations plant:
Gas plant	$ 9,453,907	$ 10,789,690
Less: accumulated depreciation	(2,674,157)	(3,397,736)
Construction work in progress	244,750	202,068
Net regulated operations plant	7,024,500	7,594,022
Other property and investments, net	1,281,172	1,316,479
Current assets:
Cash and cash equivalents	123,078	222,697
Accounts receivable, net of allowances	866,246	707,127
Accrued utility revenue	88,100	84,900
Income taxes receivable, net	8,738	16,816
Deferred purchased gas costs	450,120	291,145
Prepaid and other current assets	433,850	292,082
Total current assets	3,707,662	1,614,767
Noncurrent assets:
Goodwill	787,250	1,781,332
Deferred charges and other assets	395,948	458,536
Total noncurrent assets	1,183,280	2,239,989
Total assets	13,196,614	12,765,257
Capitalization:
Common stock	68,749	62,052
Additional paid-in capital	2,287,183	1,824,216
Accumulated other comprehensive loss, net	(44,242)	(46,761)
Retained earnings	747,069	1,114,313
Total Southwest Gas Holdings, Inc. equity	3,058,759	2,953,820
Long-term debt, less current maturities	4,403,299	4,115,684
Total capitalization	7,621,407	7,266,221
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	44,557	297,324
Short-term debt	1,542,806	1,909,000
Accounts payable	662,090	353,365
Customer deposits	51,182	59,327
Accrued general taxes	67,094	53,473
Accrued interest	38,556	30,964
Other current liabilities	369,743	396,126
Total current liabilities	3,422,963	3,112,049
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	682,067	768,868
Accumulated removal costs	445,000	480,583
Other deferred credits and other long-term liabilities	1,025,177	1,137,536
Total deferred income taxes and other credits	2,152,244	2,386,987
Total capitalization and liabilities	13,196,614	12,765,257
Southwest Gas Corporation
Regulated operations plant:
Gas plant	9,453,907	8,901,575
Less: accumulated depreciation	(2,674,157)	(2,538,508)
Construction work in progress	244,750	183,485
Net regulated operations plant	7,024,500	6,546,552
Other property and investments, net	169,397	153,093
Current assets:
Cash and cash equivalents	51,823	38,691
Accounts receivable, net of allowances	234,081	169,666
Accrued utility revenue	88,100	84,900
Income taxes receivable, net	103	7,826
Deferred purchased gas costs	450,120	291,145
Receivable from parent	2,130	1,031
Prepaid and other current assets	401,789	242,243
Total current assets	1,228,146	835,502
Noncurrent assets:
Goodwill	11,155	10,095
Deferred charges and other assets	370,483	405,021
Total noncurrent assets	381,638	415,116
Total assets	8,803,681	7,950,263
Capitalization:
Common stock	49,112	49,112
Additional paid-in capital	1,622,969	1,618,911
Accumulated other comprehensive loss, net	(38,261)	(46,913)
Retained earnings	935,355	906,827
Total Southwest Gas Holdings, Inc. equity	2,569,175	2,527,937
Long-term debt, less current maturities	3,251,296	2,440,603
Total capitalization	5,820,471	4,968,540
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	0	275,000
Short-term debt	225,000	250,000
Accounts payable	497,046	234,070
Customer deposits	51,182	56,127
Accrued general taxes	67,094	53,064
Accrued interest	29,569	22,926
Other current liabilities	150,817	146,422
Total current liabilities	1,020,708	1,037,609
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	683,948	638,828
Accumulated removal costs	445,000	424,000
Other deferred credits and other long-term liabilities	833,554	881,286
Total deferred income taxes and other credits	1,962,502	1,944,114
Total capitalization and liabilities	$ 8,803,681	$ 7,950,263